DERIVATIVES AND FINANCIAL INSTRUMENTS (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2015
Disclosure of detailed information about financial instruments [abstract]
Increase interest income	$ 101	$ 234
Issuance of exchangeable senior notes			$ 115,000
Repurchased of exchangeable senior notes	$ 15,100
Term of exchangeable senior notes			30 years
Maturity date of exchangeable senior notes			April 1, 2045